PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
PREPAID EXPENSES AND OTHER CURRENT ASSETS [Abstract]
Prepaid expenses	$ 1,135	$ 274
Value added tax refundable	2,213	3,377
Interest receivables	462	350
Others	162	287
Prepaid expenses and other current assets	$ 3,972	$ 4,288